Schedule of Contractholder Funds (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 2,547,968	$ 2,681,300	$ 2,874,884	$ 3,018,733
Interest-sensitive life insurance
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	756,995	740,694
Investment contracts | Fixed annuities
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	1,741,488	1,896,222
Investment contracts | Other investment contracts
Policyholder Contract Deposits By Product [Line Items]
Contractholder funds	$ 49,485	$ 44,384